Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2022
Key Management Personnel Compensation [Abstract]
Disclosure of Key Management Personnel Compensation

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	2022 A$	2021 A$	2020 A$
Short-term employee benefits	2,535,560	2,269,030	1,527,499
Post-employment benefits	69,039	51,982	52,106
Other long-term benefits	22,241	9,480	16,434
Share-based payments	2,819,133	1,298,208	68,518
Total key management personnel compensation	5,445,973	3,628,700	1,664,557